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                                             47184 10/98

Prospectus Supplement
dated October 5, 1998 to:
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PUTNAM U.S. GOVERNMENT INCOME TRUST
Prospectuses dated January 30 , 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
Officer               Year         (at least 5 years)
--------------------- -------      ------------------------------

Kevin M. Cronin        1998        Employed as an investment
Managing Director                  professional by Putnam Management
                                   since 1997.  Prior to
                                   February, 1997, Mr. Cronin was
                                   a Vice President and Fund
                                   Manager at MFS Investment
                                   Management.

Michael Martino       1994         Employed as an investment professional
Managing Director                  by Putnam Management since 1994.  Prior
                                   to January, 1994, Mr. Martino
                                   was employed by Back Bay
                                   Advisors in the positions of
                                   Executive Vice President and
                                   Chief Investment Officer.

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